TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

17.     TRADE AND OTHER PAYABLES

	December 31,	December 31,
	2022	2021
Trade payables	263	249
Annual bonus provision	193	119
Unused vacation provision	83	60
Other employee benefits	2	13
Other payables	101	178
Trade and other payables	642	619

Trade payables are non-interest bearing and are normally settled on 60-day terms. Information about the Group’s exposure to liquidity risk in relation to its trade and other payables is included in Note 20.